Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our NEOs and certain financial performance of the Company. The compensation actually paid for NEOs as reported in this section of the proxy statement does not reflect the actual amount of compensation earned by or paid to the NEOs, but is a calculation derived from the total compensation reported for the NEOs in the Summary Compensation Table, as adjusted pursuant to the requirements of 402(v) of Regulation S-K. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for PEO1 ($)	Compensation Actually Paid to PEO2 ($)	Average Summary Compensation Table Total for Non-PEO NEOs3 ($)	Average Compensation Actually Paid to Non-PEO NEOs4 ($)	Value of Initial Fixed $100 Investment Based On:		Net Income7 ($)	Return on Assets (Company Selected Measure)8
					Company TSR5 ($)	Peer Group TSR6 ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(j)
2022	2,796,717	2,914,230	1,080,809	1,198,172	109.28	116.15	217,612	1.36%
2021	3,054,247	2,571,457	1,247,560	1,170,400	105.70	124.78	205,160	1.37%
2020	2,440,084	1,964,427	883,456	820,921	73.10	91.32	155,810	1.05%

1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Brown (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Brown in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(A)	(B)	(C)	(D)
	($)	($)	($)	($)	($)	($)
2022	2,796,717	(948,780)	1,101,812	(48,024)	12,505	2,914,230
2021	3,054,247	(1,098,098)	695,462	(92,331)	12,177	2,571,457
2020	2,440,084	(880,010)	487,891	(95,758)	12,220	1,964,427

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year

(B)
The amounts deducted or added in calculating the equity award adjustments are as follows (the value assumptions used to calculate the fair value did not materially differ from those disclosed at the time of grant):

Year	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	852,417	322,716	0	17,492	(90,813)	0	1,101,812
2021	856,530	(58,523)	0	0	(102,544)	0	695,462
2020	750,241	(262,350)	0	0	0	0	487,891

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year

(D)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
	($)	($)	($)
2022	12,505	0	12,505
2021	12,177	0	12,177
2020	12,220	0	12,220

3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Brown) included for purposes of calculating the average amounts in each applicable year are as follows:

2020	2021	2022
James M. Anderson Andrew Hauck Karen B. Woods John Gavigan	James M. Anderson Richard Dennen Karen B. Woods John Gavigan Andrew Hauck Catherine Myers	James M. Anderson Richard Dennen Karen B. Woods John Gavigan

4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Brown). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group 3 (excluding Mr. Brown) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to NEOs
		(A)	(B)	(C)	(D)
	($)	($)	($)	($)	($)	($)
2022	1,080,809	(292,279)	408,600	(13,367)	14,410	$1,198,172
2021	1,247,560	(317,274)	264,212	(37,426)	13,328	$1,170,400
2020	883,456	(232,538)	197,768	(41,036)	13,271	$820,921

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year

(B)
The amounts deducted or added in calculating the equity award adjustments are as follows (the value assumptions used to calculate the fair value did not materially differ from those disclosed at the time of grant):

Year	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	327,852	88,598	0	1,876	(9,725)	0	408,600
2021	316,841	(42,633)	0	0	(9,996)	0	264,212
2020	198,247	2,884	0	(1,490)	(1,873)	0	197,768

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year

(D)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
	($)	($)	($)
2022	14,410	0	14,410
2021	13,328	0	13,328
2020	13,271	0	13,271

5.
Cumulative Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company uses the KBW Regional Banking Index (KBW Index) as the peer group for determining performance with each of its compensation metrics. The KBW Index is made up of approximately 50 regional banks located throughout the country that are generally within an asset and market capitalization range comparable to the Company.

7.
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

8.
While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Return on Assets is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Return on Assets
Named Executive Officers, Footnote [Text Block]
1.
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Brown (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.
3.
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Brown, who has served as our CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Brown) included for purposes of calculating the average amounts in each applicable year are as follows:

2020	2021	2022
James M. Anderson Andrew Hauck Karen B. Woods John Gavigan	James M. Anderson Richard Dennen Karen B. Woods John Gavigan Andrew Hauck Catherine Myers	James M. Anderson Richard Dennen Karen B. Woods John Gavigan

Peer Group Issuers, Footnote [Text Block]
6.
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The Company uses the KBW Regional Banking Index (KBW Index) as the peer group for determining performance with each of its compensation metrics. The KBW Index is made up of approximately 50 regional banks located throughout the country that are generally within an asset and market capitalization range comparable to the Company.

PEO Total Compensation Amount	$ 2,796,717	$ 3,054,247	$ 2,440,084
PEO Actually Paid Compensation Amount	$ 2,914,230	2,571,457	1,964,427
Adjustment To PEO Compensation, Footnote [Text Block]
2.
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Brown in accordance with the requirements of Item 402(v) of Regulation S-K. The following adjustments were made to the amounts reported in the “Total” column of the Summary Compensation Table for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Reported Change in the Actuarial Present Value of Pension Benefits	Pension Benefit Adjustments	Compensation Actually Paid to PEO
		(A)	(B)	(C)	(D)
	($)	($)	($)	($)	($)	($)
2022	2,796,717	(948,780)	1,101,812	(48,024)	12,505	2,914,230
2021	3,054,247	(1,098,098)	695,462	(92,331)	12,177	2,571,457
2020	2,440,084	(880,010)	487,891	(95,758)	12,220	1,964,427

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year

(B)
The amounts deducted or added in calculating the equity award adjustments are as follows (the value assumptions used to calculate the fair value did not materially differ from those disclosed at the time of grant):

Year	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	852,417	322,716	0	17,492	(90,813)	0	1,101,812
2021	856,530	(58,523)	0	0	(102,544)	0	695,462
2020	750,241	(262,350)	0	0	0	0	487,891

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year

(D)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
	($)	($)	($)
2022	12,505	0	12,505
2021	12,177	0	12,177
2020	12,220	0	12,220

Non-PEO NEO Average Total Compensation Amount	$ 1,080,809	1,247,560	883,456
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,198,172	1,170,400	820,921
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Brown). In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group 3 (excluding Mr. Brown) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to NEOs
		(A)	(B)	(C)	(D)
	($)	($)	($)	($)	($)	($)
2022	1,080,809	(292,279)	408,600	(13,367)	14,410	$1,198,172
2021	1,247,560	(317,274)	264,212	(37,426)	13,328	$1,170,400
2020	883,456	(232,538)	197,768	(41,036)	13,271	$820,921

(A)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year

(B)
The amounts deducted or added in calculating the equity award adjustments are as follows (the value assumptions used to calculate the fair value did not materially differ from those disclosed at the time of grant):

Year	Year End Fair Value of Equity Awards Granted in Year and Unvested at Year-End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	Total Equity Award Adjustments
	($)	($)	($)	($)	($)	($)	($)
2022	327,852	88,598	0	1,876	(9,725)	0	408,600
2021	316,841	(42,633)	0	0	(9,996)	0	264,212
2020	198,247	2,884	0	(1,490)	(1,873)	0	197,768

(C)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year

(D)
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Average Total Pension Benefit Adjustments
	($)	($)	($)
2022	14,410	0	14,410
2021	13,328	0	13,328
2020	13,271	0	13,271

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Return on Assets
The following chart sets forth the relationship between our Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Return on Assets during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the KBW Regional Bank Index over the same period.1
1.
The table assumes $100 invested on December 31, 2019 and all dividends reinvested.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
■
Return on Assets

■
Classified Assets as a percentage of Total Assets

■
Earnings per Share Growth

■
Relative TSR

Total Shareholder Return Amount	$ 109.28	105.7	73.1
Peer Group Total Shareholder Return Amount	116.15	124.78	91.32
Net Income (Loss)	$ 217,612	$ 205,160	$ 155,810
Company Selected Measure Amount	1.36	1.37	1.05
PEO Name	Mr. Brown	Mr. Brown	Mr. Brown
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Assets
Non-GAAP Measure Description [Text Block]
8.
While the Company uses numerous financial and nonfinancial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Return on Assets is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Classified Assets as a percentage of Total Assets
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ (948,780)	$ (1,098,098)	$ (880,010)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,101,812	695,462	487,891
PEO [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(48,024)	(92,331)	(95,758)
PEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,505	12,177	12,220
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	852,417	856,530	750,241
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	322,716	(58,523)	(262,350)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	17,492	0	0
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(90,813)	(102,544)	0
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,505	12,177	12,220
PEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	(292,279)	(317,274)	(232,538)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	408,600	264,212	197,768
Non-PEO NEO [Member] | Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,367)	(37,426)	(41,036)
Non-PEO NEO [Member] | Total Pension Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,410	13,328	13,271
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	327,852	316,841	198,247
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	88,598	(42,633)	2,884
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,876	0	(1,490)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,725)	(9,996)	(1,873)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,410	13,328	13,271
Non-PEO NEO [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0